(Loss)/profit on disposal of intangible assets (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
(Loss)/profit on disposal of intangible assets
(Loss)/profit on disposal of registrations	£ (2,588)	£ (660)	£ 14,020	£ 16,658
Player loan income		342		500
Total (Loss)/profit on disposal of intangible assets	£ (2,588)	£ (318)	£ 14,020	£ 17,158